CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 36,943	¥ 240,352	¥ (117,939)	¥ (310,194)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Accrued convertible loans interest expense	10,339	67,270	45,268
Amortization of debt issuance cost	707	4,597	10,880
Change in fair value of servicing rights	1,958	12,741	3,535	(521)
Share-based compensation expenses	11,640	75,736	23,999	14,488
Depreciation and amortization	2,899	18,859	4,586	1,388
Provision for credit losses	94,043	611,869	236,611	68,287
Inventory write-downs	271	1,764	1,688	2,321
Change in fair value of financial guarantee derivatives	(7,278)	(47,355)	5,942
Deferred income tax	548	3,564	47,054	(89,459)
Investment related impairment	143	932	5,635
Share of results of an equity investee	312	2,028	1,640
Foreign exchange gain	(321)	(2,090)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	35,633	231,840	(253,660)	(1,312,503)
Accrued interest receivable	(8,680)	(56,474)	(47,628)	(21,850)
Prepaid expenses and other current assets	(26,594)	(173,026)	(8,356)	(209,898)
Amounts due from related parties	265	1,726	1,487	33,800
Inventories	659	4,287	(65,097)	(33,265)
Other assets	(5,112)	(33,263)
Accounts payable	19,285	125,474	41,942	30,641
Amounts due to related parties	(14,232)	(92,597)	(84,411)	177,018
Accrued interest payable	24,046	156,453	66,831	64,263
Accrued expenses and other current liabilities	78,023	507,638	459,832	100,378
Net cash (used in)/provided by operating activities	255,497	1,662,325	379,839	(1,485,106)
Cash flows from investing activities:
Cash paid on long-term investments	(435)	(2,832)	(13,333)	(11,132)
Purchases of property, equipment and software	(5,817)	(37,844)	(32,147)	(10,418)
Financing receivables originated (excluding receivables related to online direct sales)	(3,689,119)	(24,002,518)	(12,004,213)	(3,252,366)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	2,928,485	19,053,601	7,702,963	1,651,028
Changes in restricted cash	(67,003)	(435,941)	(146,540)	(25,947)
Placement of restricted time deposits	(1,668)	(10,850)	(9,000)
Withdrawal of restricted time deposits	1,921	12,500		61,190
Net cash used in investing activities	(833,636)	(5,423,884)	(4,502,270)	(1,587,645)
Cash flows from financing activities:
Proceeds from financial institution borrowings	35,658	232,000	80,000
Principal payments on financial institution borrowings	(20,437)	(132,969)	(8,202)	(55,300)
Proceeds from Funding Debts	2,798,030	18,204,825	15,432,174	5,752,255
Principal payments on Funding Debts	(2,234,998)	(14,541,577)	(11,589,727)	(2,864,683)
Proceeds from issuances of convertible loans			654,680
Payment of debt issuance cost	(261)	(1,696)	(21,055)	(3,648)
Proceeds from issuance of Pre-IPO Preferred Shares				203,240
Proceeds from initial public offering, net of issuance costs	100,095	651,250
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	7,650	49,775
Repayment of liabilities to Pre-IPO Series C-1 preferred shareholders	(7,685)	(50,000)
Repurchase of Pre-IPO Preferred Shares			(87,923)
Net cash provided by financing activities	678,052	4,411,608	4,459,947	3,031,864
Effect of exchange rate changes on cash and cash equivalents	(491)	(3,179)	6,718	14,674
Net (decrease)/increase in cash and cash equivalents	99,422	646,870	344,234	(26,213)
Cash and cash equivalents at beginning of the year	73,714	479,605	135,371	161,584
Cash and cash equivalents at end of the year	173,136	1,126,475	479,605	135,371
Supplemental disclosure of cash flows information
Cash paid for interest expense	704	4,580	1,132	3,366
Cash paid for income tax expense	8,903	57,924
Non-cash financing activities
Pre-IPO Preferred Shares redemption value accretion	12,621	82,117	¥ 62,299	¥ 51,524
Conversion of convertible loans into Pre-IPO Preferred Shares	117,533	764,703
Conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares	$ 230,277	¥ 1,498,248